Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule Of Debt And Capital Lease Obligations
Debt obligations consist of the following (in millions):

	December 31,
	2019	2018
Construction
LIBOR plus 5.85% Note, due 2023	$77.0	$80.0
LIBOR plus 1.5% Line of Credit	48.9	34.0
Obligations under finance leases	0.2	—
Energy
LIBOR plus 3.0% Term Loan due in 2023	27.1	—
5.00% Term Loan due in 2022	11.2	12.4
4.50% Note due in 2022	10.2	11.3
Other, various maturity dates	2.4	3.2
Life Sciences
Notes payable due in 2019	—	1.7
Broadcasting
8.50% Notes due 2019	—	35.0
8.50% Note due 2020	36.2	—
10.50% Note due 2020	42.5	—
Other, various maturity dates	7.9	10.1
Obligations under finance leases	1.4	1.0
Non-Operating Corporate
11.50% Senior Secured Notes, due 2021 (1)	470.0	470.0
7.50% Convertible Senior Notes, due 2022	55.0	55.0
LIBOR plus 6.75% Line of Credit (2)	15.0	—
Total	805.0	713.7
Issuance discount, net and deferred financing costs	(31.4)	(37.1)
Debt obligations	$773.6	$676.6
(1) In March 2020, HC2 issued a 30 days redemption notice for $76.9 million of its 11.50% Senior Secured Notes, due 2021
(2) In March 2020, HC2 repaid its LIBOR plus 6.75% Line of Credit

Schedule Of Maturities Of Debt And Capital Lease Obligations
Aggregate finance lease and debt payments, including interest are as follows (in millions):

	Finance Leases	Debt	Total
2020	$1.0	$198.9	$199.9
2021	0.6	559.8	560.4
2022	0.1	76.7	76.8
2023	—	96.4	96.4
2024	—	11.4	11.4
Thereafter	—	8.2	8.2
Total minimum principal & interest payments	1.7	951.4	953.1
Less: Amount representing interest	(0.1)	(148.0)	(148.1)
Total aggregate finance lease and debt payments	$1.6	$803.4	$805.0